Equity-Accounted Investees - Last financial statements available for main equity-accounted investments of Grifols (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Non-current assets	€ 12,109,822	€ 10,180,427
Cash and cash equivalents	579,647	741,982	€ 1,033,792	€ 886,521
Non-current financial liabilities	(6,602,100)	(6,846,068)
Current financial liabilities	(424,612)	(361,312)
Net revenue	5,340,038	5,098,691	4,486,724
Profit for the year	708,990	€ 648,644	€ 594,406
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Non-current assets	2,617,024
Current assets	402,876
Cash and cash equivalents	250,073
Non-current liabilities	(5,074)
Current liabilities	(29,088)
Current financial liabilities	(969)
Net assets	3,234,842
Net revenue	259,429
Profit for the year	139,459
Access Biologicals
Disclosure of associates [line items]
Non-current assets	2,795
Current assets	19,619
Cash and cash equivalents	4,178
Non-current liabilities	(1,497)
Current liabilities	(3,670)
Current financial liabilities	(1,486)
Net assets	19,939
Net revenue	50,093
Profit for the year	17,221
GigaGen
Disclosure of associates [line items]
Non-current assets	1,488
Current assets	5,610
Cash and cash equivalents	13,483
Non-current liabilities	(8,208)
Non-current financial liabilities	(98)
Current liabilities	(3,096)
Current financial liabilities	(609)
Net assets	8,570
Net revenue	1,577
Profit for the year	€ (9,030)